Supplemental Balance Sheet Information (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	$ 23,068	$ 22,525
Less: Accumulated depreciation	(14,416)	(14,147)
Property, Plant and Equipment - net	8,652	8,378
Accumulated depreciation for capital leases included in Accumulated depreciation	85	73
Land
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	411	413
Buildings and leasehold improvements
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	7,062	6,975
Machinery and equipment
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	14,665	14,190
Construction in progress
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	772	791
Capital leases
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	$ 158	$ 156